SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IFRSStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 15,315	$ 9,779
Additions		5,916
Disposals	(5,037)
Foreign exchange	189	(380)
Property and equipment, cost, ending balance	10,467	15,315
Depreciation, beginning balance	8,099	4,554
Charge in year	3,866	3,797
Write Off Disposals	(5,037)
Foreign exchange	189	(252)
Depreciation, ending balance	7,117	8,099
Depreciation, net book value	3,350	7,216
IT equipment [member]
IFRSStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	15,315	9,779
Additions		5,916
Disposals	(5,037)
Foreign exchange	189	(380)
Property and equipment, cost, ending balance	10,467	15,315
Depreciation, beginning balance	8,099	4,554
Charge in year	3,866	3,797
Write Off Disposals	(5,037)
Foreign exchange	189	(252)
Depreciation, ending balance	7,117	8,099
Depreciation, net book value	$ 3,350	$ 7,216